Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Revenues
Revenues	$ 14,531,484	$ 75,009	$ 30,224,328	$ 177,219
Sales of boats
Revenues
Revenues	12,689,412	48,788	27,386,788	112,541
Sales of parts and boat maintenance
Revenues
Revenues	1,719,338	7,303	2,657,852	29,760
Boat rental and boat club membership revenue
Revenues
Revenues	37,833	$ 18,918	94,787	$ 34,918
Sale of powertrain systems
Revenues
Revenues	$ 84,901		$ 84,901